Basic And Diluted Income (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and diluted income (loss) per share
20	Basic and diluted income (loss) per share

	(Restated- Note 3)	(Restated- Note 3)
	2020 $	2019 $

Net loss attributable to common shareholders	(36,740,531)	(12,929,750)
Weighted average common shares outstanding
Basic	70,101,618	66,528,051
Add: additional shares issuable upon exercise of employee stock options, warrants and restricted share units	-	-

Diluted	70,101,618	66,528,051
Net loss per share
Basic and diluted	(0.52)	(0.19)

Employee stock options warrants and restricted share units excluded from the computation of diluted per share amounts as their effect would be antidilutive	1,664,231	2,066,938